Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Federated Hermes Mortgage Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Information Federated Hermes Mortgage Strategy Portfolio (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in Mortgage Core Fund (the “Underlying Fund”), a portfolio of Federated Hermes Core Trust. The investment objective of the Underlying Fund is to provide total return. Under normal market conditions, the Underlying Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Underlying Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Underlying Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Underlying Fund also may invest in U.S. government securities, asset-backed securities and certain derivative instruments. When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, the Underlying Fund and other funds advised by Federated Investment Management Company (the “Adviser” or the “Underlying Fund Adviser”) or its affiliates. At times, the Fund’s investment in the Underlying Fund may be a substantial portion of the Fund’s portfolio. The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg US Mortgage Backed Securities Index (the “Index”). The average dollar-weighted duration of the Index is approximately 6.17 years as of December 31, 2024. At times, the Underlying Fund Adviser’s calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected fixed interest and principal payments. The Underlying Fund Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index. Based on fundamental analysis, the Underlying Fund Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative instruments. The Underlying Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Underlying Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Underlying Fund’s use of derivative instruments will work as intended. Derivative investments made by the Underlying Fund are included within the Underlying Fund’s 80% policy and are calculated at market value. The Adviser employs the same management, security selection and derivative strategies when the Fund invests directly in the securities, instruments and investments in which the Underlying Fund invests. The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in mortgage investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in mortgage investments.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments.The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes Mortgage Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 7.57% (quarter ended December 31, 2023). Its lowest quarterly return was (5.18)% (quarter ended September 30, 2022).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.(For the Period Ended December 31, 2024)
Federated Hermes Mortgage Strategy Portfolio | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Federated Hermes Mortgage Strategy Portfolio | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Federated Hermes Mortgage Strategy Portfolio | MBS Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund/Underlying Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. These securities may have exposure to borrowers with weakened credit histories, increasing the potential for default (subprime risk). The Fund’s/Underlying Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.The liquidity of non-agency MBS and CMO’s may also vary dramatically over time.
Federated Hermes Mortgage Strategy Portfolio | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Federated Hermes Mortgage Strategy Portfolio | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, and/or other potentially adverse effects. Among other investments, lower-grade bonds and loans may be particularly sensitive to changes in the economy.
Federated Hermes Mortgage Strategy Portfolio | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Federated Hermes Mortgage Strategy Portfolio | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. It is possible that borrowers of non-agency MBS in which the Fund/Underlying Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund/Underlying Fund losing money.
Federated Hermes Mortgage Strategy Portfolio | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund/Underlying Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages. When interest rates rise, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a MBS, and the price of MBS may decrease more than the price of other fixed income securities when interest rates rise.
Federated Hermes Mortgage Strategy Portfolio | Risk of Security Downgrades [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund/Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
Federated Hermes Mortgage Strategy Portfolio | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The non-agency MBS and CMOs in which the Fund/Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
Federated Hermes Mortgage Strategy Portfolio | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage Risk. Leverage risk is created when an investment exposes the Fund/Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s/Underlying Fund’s risk of loss and potential for gain.
Federated Hermes Mortgage Strategy Portfolio | Risk Transfer Notes Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Transfer Notes Risk. Risk Transfer Notes may be issued by GSEs and non-GSEs. Non-GSEs are private issuers such as banks or other financial institutions. The risks associated with an investment in Risk Transfer Notes will be different than the risks associated with an investment in MBS. The Notes are the corporate obligations of the issuer and are often not secured by the Reference Obligation, the mortgaged properties or the borrowers’ payments under the Reference Obligations. Holders of the Notes are general creditors of the issuer and will be subject to the risk that the issuer will be unable to meet its obligation to pay the principal and interest of the Notes in accordance with their terms of issuance. The Notes may be considered high risk and complex securities.
Federated Hermes Mortgage Strategy Portfolio | Event Linked Bonds and Other Insurance Linked Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Event-Linked Bonds and Other Insurance-Linked Securities Risk. The Fund/Underlying Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked securities” or ILS. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as an event that leads to physical or economic loss. Event-linked bonds are typically rated by at least one nationally recognized statistical rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. This rating also assesses the event-linked bond’s credit risk and the model used to calculate the probability of a trigger event.
Federated Hermes Mortgage Strategy Portfolio | Risk of Lease Backed and Rental Based MBS [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Lease-Backed and Rental-Based MBS. The market for lease-backed securities and rental-based MBS is new and there may be variation in how the securities are collateralized. By way of nonlimiting example, some structures may afford a bondholder with indirect, limited or even no rights to the underlying real estate. Further, different classes of a particular issue may receive different credit ratings than other classes of the same issue depending upon the level of collateral or distribution of collateral in a default scenario.
Federated Hermes Mortgage Strategy Portfolio | Asset Backed Securities ABS Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Asset-Backed Securities (ABS) Risk. The value of asset-backed securities (ABS) may be affected by certain factors, such as interest rate risk, credit risk, prepayment risk and the availability of information concerning the pool of underlying assets and its structure. Under certain market conditions, ABS may be less liquid and may be difficult to value. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of ABS. ABS can also be subject to the risk of default on the underlying assets.
Federated Hermes Mortgage Strategy Portfolio | Risk of Investing in Derivative Instruments [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in Derivative Instruments. The Fund’s/Underlying Fund’s exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund/Underlying Fund, which magnifies the Fund’s/Underlying Fund’s exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.
Federated Hermes Mortgage Strategy Portfolio | Share Ownership Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Share Ownership Concentration Risk. A majority of the Underlying Fund’s Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
Federated Hermes Mortgage Strategy Portfolio | Underlying Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk. The risk that the Fund’s performance is closely related to, the risks associated with the securities and other investments held by the Underlying Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying Funds to achieve their investment objectives. The Fund bears Underlying Fund fees and expenses indirectly.
Federated Hermes Mortgage Strategy Portfolio | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this prospectus. For example, proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Federated Hermes Mortgage Strategy Portfolio | Federated Hermes Mortgage Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.02%
1 Year	rr_ExpenseExampleYear01	$ 2
3 Years	rr_ExpenseExampleYear03	6
5 Years	rr_ExpenseExampleYear05	11
10 Years	rr_ExpenseExampleYear10	$ 26
2015	rr_AnnualReturn2015	1.67%
2016	rr_AnnualReturn2016	2.30%
2017	rr_AnnualReturn2017	2.75%
2018	rr_AnnualReturn2018	1.12%
2019	rr_AnnualReturn2019	6.29%
2020	rr_AnnualReturn2020	4.77%
2021	rr_AnnualReturn2021	(0.94%)
2022	rr_AnnualReturn2022	(11.54%)
2023	rr_AnnualReturn2023	5.18%
2024	rr_AnnualReturn2024	1.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.18%)
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
10 Years	rr_AverageAnnualReturnYear10	1.18%
Federated Hermes Mortgage Strategy Portfolio | Return After Taxes on Distributions | Federated Hermes Mortgage Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10	(0.13%)
Federated Hermes Mortgage Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated Hermes Mortgage Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.83%
5 Years	rr_AverageAnnualReturnYear05	(0.87%)
10 Years	rr_AverageAnnualReturnYear10	0.34%
Federated Hermes Mortgage Strategy Portfolio | Bloomberg US Aggregate Bond TR USD Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[2]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[2]
Federated Hermes Mortgage Strategy Portfolio | Bloomberg US Mortgage-Backed Securities Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.20%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.74%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.91%	[3]

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. Shareholders must approve any change to the contractual reimbursements. Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	The Fund has designated the Bloomberg US Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market.
[3]	The Bloomberg US Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).